SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives	The estimated useful life for each major asset classification are as follows:

Asset Classification	Estimated Useful Life
Computer and other equipment	3 years
Capitalized software	3 years
Furniture and fixtures	6 years
Leasehold improvements	lesser of lease life or useful life